CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Millions, Rp in Billions	Attributable to owners of the parent company IDR (Rp)	Capital stock IDR (Rp)	Additional paid-in capital IDR (Rp)	Treasury stock IDR (Rp)	Retained earnings IDR (Rp)	Other reserves IDR (Rp)	Non-controlling interests IDR (Rp)	USD ($)	IDR (Rp)
Balance at Dec. 31, 2016	Rp 84,163	Rp 5,040	Rp 4,453	Rp (2,541)	Rp 77,033	Rp 178	Rp 21,113		Rp 105,276
Net comprehensive income for the year
Profit for the year	22,120				22,120		10,550		32,670
Other comprehensive income (loss)	(2,193)				(2,241)	48	(139)		(2,332)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	19,927				19,879	48	10,411		30,338
Transactions with owners recorded directly in equity
Cash dividends	(11,627)				(11,627)		(12,355)		(23,982)
Acquisition of businesses	4					4	145		149
Capital contribution to subsidiaries							50		50
Net transactions with owners	(11,623)				(11,627)	4	(12,160)		(23,783)
Balance at Dec. 31, 2017	92,467	5,040	4,453	(2,541)	85,285	230	19,364		111,831
Effect of adoption of new accounting standards	288				315	(27)	(30)		258
Net comprehensive income for the year
Profit for the year	17,802				17,802		8,909		26,711
Other comprehensive income (loss)	4,829				4,695	134	125		4,954
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	22,631				22,497	134	9,034		31,665
Transactions with owners recorded directly in equity
Cash dividends	(16,609)				(16,609)		(10,131)		(26,740)
Cancellation of treasury stocks		(87)	(2,454)	2,541
Acquisition of businesses							65		65
Acquisition of non-controlling interests	(38)		(22)			(16)	(69)		(107)
Capital contribution to subsidiaries							34		34
Net transactions with owners	(16,647)	(87)	(2,476)	Rp 2,541	(16,609)	(16)	(10,101)		(26,748)
Balance at Dec. 31, 2018	98,739	4,953	1,977		91,488	321	18,267		117,006
Net comprehensive income for the year
Profit for the year	19,068				19,068		8,792	$ 2,007	27,860
Other comprehensive income (loss)	(2,039)				(1,940)	(99)	(150)	(157)	(2,189)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	17,029				17,128	(99)	8,642	1,850	25,671
Transactions with owners recorded directly in equity
Cash dividends	(16,229)				(16,229)		(9,618)		(25,847)
Acquisition of businesses	257				257		8		265
Acquisition of non-controlling interests							70		70
Capital contribution to subsidiaries							59		59
Net transactions with owners	(15,972)				(15,972)		(9,481)		(25,453)
Balance at Dec. 31, 2019	Rp 99,796	Rp 4,953	Rp 1,977		Rp 92,644	Rp 222	Rp 17,428	$ 8,443	Rp 117,224